LDR Real Estate Value-Opportunity Fund

Schedule of Investments

March 31, 2024 (unaudited)

		Shares	Value
68.95%	COMMON STOCK

14.14%	DIVERSIFIED/OTHER
	Alexander & Baldwin, Inc.	37,573	$618,827
	CBRE Group, Inc.(A)	6,042	587,524
	Howard Hughes Holdings, Inc.(A)	12,245	889,232
	Kennedy-Wilson Holdings, Inc.	78,174	670,733
			2,766,316
10.75% HEALTHCARE
Healthcare Realty Trust, Inc.	74,788	1,058,251
Healthpeak Properties, Inc.	55,696	1,044,300
		2,102,551
3.98%	INDUSTRIAL
	STAG Industrial, Inc.	20,269	779,140
3.33%	MORTGAGE
	Starwood Property Trust, Inc.	31,995	650,458
2.20%	OFFICE
	Brandywine Realty Trust	89,556	429,869
19.85%	RESIDENTIAL
	Apartment Income REIT Corp.(A)	24,235	786,910
	Century Communities, Inc.	4,358	420,547
	Independence Realty Trust, Inc.	53,714	866,407
	UMH Properties, Inc.	59,508	966,410
	Veris Residential, Inc.	55,401	842,649
			3,882,923
14.70%	RETAIL
	Brixmor Property Group, Inc.	38,217	896,189
	Kite Realty Group Trust	46,352	1,004,911
	Urban Edge Properties	56,395	973,942
			2,875,042

68.95%	TOTAL COMMON STOCK		$ 13,486,299

LDR Real Estate Value-Opportunity Fund

Schedule of Investments

March 31, 2024 (unaudited)

		Shares	Value
8.35%	PREFERRED STOCK
0.48%	COMMUNICATION SERVICES
	Digitalbridge Group, Inc. 7.125%	4,013	$93,944
1.45%	MORTGAGE
	KKR Real Estate Finance Trust, Inc. 6.500%	16,066	283,244
2.91%	OFFICE
	SL Green Realty Corp. 6.500%	10,673	242,811
	Vornado Realty Trust Series L 5.400%	21,664	325,610
			568,421
1.50%	RESIDENTIAL
	UMH Properties, Inc. Series D 6.375%	12,969	293,359
2.02%	RETAIL
	Kimco Realty Corp. Class N 7.250%	7,035	394,593

8.35%	TOTAL PREFERRED STOCK		$1,633,561
10.98%	EXCHANGE TRADED FUND
	The Real Estate Select Sector SPDR Fund	54,314	2,147,032
9.10%	MONEY MARKET FUND
	UMB IB Money Market II(A) 0.000%(B)	1,780,529	1,780,529
97.38%	TOTAL INVESTMENTS		$19,047,421

2.62%	Other assets net of liabilities		512,010
100.00%	NET ASSETS
			$19,559,431

(A)Non-income producing

(B)Effective 7 day yield as of March 31,2024

See Notes to Schedule of Investments

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$13,486,299	-	- $	13,486,299
PREFERRED STOCK	1,633,561	-	-	1,633,561
EXCHANGE TRADED FUND	2,147,032	-	-	2,147,032
MONEY MARKET FUND	1,780,529	-	-	1,780,529
TOTAL INVESTMENTS	$19,047,421			$19,047,421

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $18,067,863, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,596,273
Gross unrealized depreciation	(1,616,715)
Net unrealized appreciation	$979,558